Supplemental Cash Flow Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Disclosures
Accounts receivable, Other	$ 179,503,000	$ 164,608,000
Series A Common and Common Shares, dividends per share paid	$ 0.51	$ 0.49	$ 0.47
Series A Common and Common Shares, dividends paid	55,200,000	53,100,000	48,600,000
U.S. Cellular dividends paid to TDS	407,100,000
U.S. Cellular dividends paid to noncontrolling public shareholders	75,235,000
Interest paid	96,241,000	88,208,000	96,174,000
Income taxes paid (refunded)	175,629,000	(62,042,000)	(66,994,000)
Supplemental cash flows, stock based compensation
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	9,654,000	(1,119,000)	32,000
U.S. Cellular
Supplemental Cash Flow Disclosures
Series A Common and Common Shares, dividends per share paid	$ 5.75
Series A Common and Common Shares, dividends paid	482,300,000
Dividend payable date	Jun. 25, 2013
Dividend date of record	Jun. 11, 2013
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	10,468,000	900,000	5,447,000
Cash disbursements for payments of taxes	(4,684,000)	(3,105,000)	(3,512,000)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	5,784,000	(2,205,000)	1,935,000
U.S. Cellular | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction date	Sep. 27, 2012
FCC auction amount received	13,400,000
FCC auction number of states won	10
U.S. Cellular | Other assets and deferred charges | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount received	10,300,000
U.S. Cellular | Property, plant and equipment, net | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount received	3,100,000
U.S. Cellular | Maximum | Auction 901 Mobility Funds
Supplemental Cash Flow Disclosures
FCC auction amount	300,000,000
FCC auction amount awarded	40,100,000
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	12,092,000	16,000	1,463,000
Cash disbursements for payments of taxes	(2,438,000)	(1,135,000)	(1,431,000)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	9,654,000	(1,119,000)	32,000
TDS Telecom
Supplemental Cash Flow Disclosures
American Recovery and Reinvestment Act of 2009 Grants Awarded	105,100,000
Recovery Act Projects Company Funds	30,900,000
Recovery Act Projects	44
Recovery Act Grants Received	41,900,000	16,700,000	4,900,000
Recovery Act Cumulative Grants Received	63,600,000
TDS Telecom | American Recovery and Reinvestment Act of 2009 Grants
Supplemental Cash Flow Disclosures
Accounts receivable, Other	23,600,000	27,600,000
Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Shares withheld	606,582	92,846	120,250
Aggregate value of shares withheld	25,179,000	3,604,000	5,952,000
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld	265,748	49,840
Aggregate value of shares withheld	7,639,000	1,102,000
Special Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Shares withheld		1,381	65,638
Aggregate value of shares withheld		$ 33,000	$ 1,537,000